SUPPLEMENT DATED NOVEMBER 9, 2005 TO

PROSPECTUSES DATED:

WRL FREEDOM ELITE BUILDER (May 1, 2005)

WRL FREEDOM ELITE BUILDER II (May 1, 2005)

WRL FREEDOM ELITE (May 1, 2005)

WRL FREEDOM WEALTH PROTECTOR (May 1, 2005)

WRL FREEDOM EQUITY PROTECTOR (May 1, 2005)

WRL FINANCIAL FREEDOM BUILDER (May 1, 2005)

WRL XCELERATOR (May 1, 2005)

WRL FREEDOM ELITE ADVISOR (May 1, 2004)

WRL FREEDOM SP PLUS (May 1, 1994)

THE EQUITY PROTECTOR (May 1, 1989)

Issued through

WRL Series Life Account

By

Western Reserve Life Assurance Co. of Ohio

The following disclosure supplements the Prospectus regarding the WRL J.P. Morgan Mid Cap Value subaccount of the Series Fund:

Effective December 12, 2005, the WRL J.P. Morgan Mid Cap Value subaccount is closed to new investment. “Closed to new investment” means no one can allocate additional amounts (either through policy transfer or additional premium) to that subaccount after December 9, 2005.

If you have any amount in the WRL J.P. Morgan Mid Cap Value subaccount on December 12, 2005, you may do the following (subject to the terms and conditions contained in the prospectus):

•	transfer amounts out of the WRL J.P. Morgan Mid Cap Value subaccount into other subaccounts;
•	withdraw amounts from the WRL J.P. Morgan Mid Cap Value subaccount; and
•	maintain your current investment in the WRL J.P. Morgan Mid Cap Value subaccount.

PLEASE NOTE: If you have given us allocation instructions for premium payments or other purposes (for example, dollar cost averaging or asset rebalancing) directing us to invest in the WRL J.P. Morgan Mid Cap Value subaccount, you need to provide us with new instructions for this allocation. Absent new allocation instructions, we will automatically allocate those monies into the WRL Transamerica Money Market subaccount until we receive new allocation instructions.

As always, the availability of any subaccount as an investment option, including the WRL J.P. Morgan Mid Cap Value subaccount, is subject to change. See the prospectus for more information concerning the addition, deletion or substitution of investments.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PRODUCT PROSPECTUS

AGO1302-11/05